CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 44,967	$ 50,237	$ 3,213
Funds held in escrow	33,350
Accounts receivable, net	1,008	55	11
Accounts receivable – related party (Note 13)			467
Inventories	8,383	8,561	6,522
Prepaid expenses and other current assets	5,836	14,837	2,836
Total current assets	93,544	73,690	13,049
Property and equipment, net	2,054	2,081	1,555
Deferred income tax assets	2,167	2,157	1,033
Operating lease right-of-use assets	1,623	1,773	2,423
Other assets	815	815	579
Total assets	100,203	80,516	18,639
Current liabilities:
Demand notes			4,750
Accounts payable	17,115	7,904	14,925
Accrued expenses and other current liabilities	11,524	11,996	7,464
Accrued loss on purchase commitments	601	603	3,588
Operating lease liabilities, current	542	578	569
Working capital loan (Note 8)	1,500
Advances from related party (Note 8)	2,857
Warrant liabilities, current		14,711
Convertible notes, current		148,629	14,641
Accrued compensation	1,763	1,613	1,938
Income tax payable	2,537	2,109	1
Total current liabilities	38,439	188,143	47,876
Operating lease liabilities	1,050	1,166	1,791
Warrant liabilities		0	3,730
Convertible notes		0	18,064
Earnout share liabilities	9,507
Other liabilities	1,436	1,670	391
Total liabilities	50,432	190,979	71,852
Commitments and contingencies (Note 14)
Common stock subject to possible redemption, 2,854,242 and zero outstanding at a redemption value of approximately $33,061 and $0 as of March 31, 2025 and December 31, 2024, respectively	33,061
Stockholders' equity (deficit):
Common stock - $0.0001 par value; 600,000,000 and 136,562,809 shares authorized as of March 31, 2025 and December 31, 2024, respectively; 98,818,874 and 48,376,052 shares issued and outstanding as of March 31, 2025 and December 31, 2024, respectively	10	5	0
Treasury stock, at cost: 124,225 shares at December 31, 2024 and 2023		0	0
Additional paid-in capital	602,266	145,441	141,496
Shareholder note receivable	(8,554)
Accumulated deficit	(577,012)	(429,251)	(368,056)
Total stockholders' equity (deficit)	16,710	(283,810)	(226,560)
Total liabilities, common stock subject to redemption, and stockholders' equity (deficit)	$ 100,203	80,516	18,639
Adjusted Balance [Member]
Stockholders' equity (deficit):
Additional paid-in capital		318,783
Total stockholders' equity (deficit)		(110,463)	(53,213)
Redeemable Convertible Preferred Stock
Current liabilities:
Redeemable convertible preferred stock - $0.00001 par value; 96,650,097 shares authorized as of December 31, 2024 and 2023, respectively; 44,494,703 shares issued and outstanding at December 31, 2024 and 2023, respectively; liquidation preference of $173,347 as of December 31, 2024 and 2023, respectively		$ 173,347	$ 173,347